Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Global Income Fund (the “Fund”) Supplement dated October 15, 2021 to the Fund’s Prospectus dated May 1, 2021
This Supplement updates certain information about the Fund. You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
The Fund may now invest in bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect Program (“Bond Connect”), which is a mutual market access program that enables foreign investment in the People’s Republic of China (“PROC”). Accordingly, the Prospectus is hereby amended and supplemented as follows:

1.	The following is added to the Principal Investment Strategies section beginning on page 2 of the Prospectus:

The Fund may invest in the domestic bond market in China through the China – Hong Kong Bond Connect Program (“Bond Connect”).

2.	The following is added to the Principal Risks section beginning on page 2 of the Prospectus.

Bond Connect Investing Risk – Trading in bonds through the China – Hong Kong Bond Connect Program (“Bond Connect”) is subject to certain restrictions and risks that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. For example, there is the risk that the Fund may have a limited ability to enforce its rights as a bondholder. These risks are heightened by the underdeveloped state of the PROC’s investment and banking systems in general.

LVIP Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Global Income Fund (the “Fund”) Supplement dated October 15, 2021 to the Fund’s Prospectus dated May 1, 2021
This Supplement updates certain information about the Fund. You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
The Fund may now invest in bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect Program (“Bond Connect”), which is a mutual market access program that enables foreign investment in the People’s Republic of China (“PROC”). Accordingly, the Prospectus is hereby amended and supplemented as follows:

1.	The following is added to the Principal Investment Strategies section beginning on page 2 of the Prospectus:

The Fund may invest in the domestic bond market in China through the China – Hong Kong Bond Connect Program (“Bond Connect”).

2.	The following is added to the Principal Risks section beginning on page 2 of the Prospectus.

Bond Connect Investing Risk – Trading in bonds through the China – Hong Kong Bond Connect Program (“Bond Connect”) is subject to certain restrictions and risks that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. For example, there is the risk that the Fund may have a limited ability to enforce its rights as a bondholder. These risks are heightened by the underdeveloped state of the PROC’s investment and banking systems in general.